UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Mark A. Hemenetz
                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Shares                                       Value $
------                                       -------

                COMMON STOCK - 88.4%

                AUTOS & TRANSPORTATION - 3.5%
   6,400        Kansas City Southern (1)       93,568
  11,400        Laidlaw International (1)     160,170
   2,500        Landstar System (1)           124,525
  11,100        Northwest Airlines (1)         95,793
   3,500        Overnite (1)                  104,615
                                          -----------
                                              578,671
                CONSUMER DISCRETIONARY - 14.8%
  17,000        1-800-Flowers.com Class A (1) 128,180
   5,600        Boyd Gaming                   147,224
   4,100        Carmike Cinemas (1)           140,220
   2,800        CDI                            79,856
   2,800        CEC Entertainment (1)         101,780
  14,400        DoubleClick (1)                74,448
   4,500        Fossil (1)                    108,855
  12,000        GameStop Class A (1)          184,800
     600        Goody's Family Clothing         5,232
   1,400        MAXIMUS (1)                    44,758
   4,100        McCormick & Schmick's
                  Seafood Restaurants (1)      49,200
   5,800        Pep Boys-Manny, Moe & Jack    120,060
   8,500        PETCO Animal Supplies (1)     253,895
   3,700        Regis                         152,292
   2,000        RH Donnelley (1)               90,760
  18,500        Scientific Games Class A (1)  329,485
   8,600        Spanish Broadcasting
                  System  Class A (1)          73,874
   4,600        Stage Stores (1)              163,116
  11,200        Volume Services America
                   Holdings                   150,080
   5,200        World Wrestling
                   Entertainment               66,092
                                          -----------
                                            2,464,207
                CONSUMER STAPLES - 2.2%
   6,900        NBTY (1)                      150,144
   5,200        Ralcorp Holdings (1)          189,644
   1,100        Schweitzer-Mauduit
                   International               31,075
                                          -----------
                                              370,863
                FINANCIAL SERVICES - 14.2%
   4,600        Affordable Residential
                   Communities (1)             70,380
   1,000        Bank of Hawaii                 44,930


Shares                                       Value $
------                                       -------
                FINANCIAL SERVICES - (CONTINUED)
   1,900        Brandywine Realty Trust        51,870
   9,700        Conseco (1)                   174,406
   5,100        Cousins Properties REIT       163,863
   3,000        Cullen/Frost Bankers          129,060
   7,600        First Niagara Financial
                   Group                       92,644
   2,800        Gold Banc                      43,540
   3,000        Greater Bay Bancorp            79,050
   4,500        Health Care REIT              145,215
   1,900        Jackson Hewitt Tax Service(1) 207,060
   3,000        Jones Lang LaSalle (1)         87,000
   1,700        LNR Property                   91,817
  12,000        Platinum Underwriters
                   Holdings                   333,960
     500        Post Properties REIT           13,995
   4,200        R & G Financial Class B       147,336
   8,900        Reinsurance Group of
                   America                    354,665
   6,100        United Dominion Realty
                   Trust                      118,279
                                          -----------
                                            2,349,070
                HEALTH CARE - 14.0%
   9,500        Able Laboratories (1)         195,700
   2,400        AMERIGROUP (1)                115,104
   7,250        DaVita (1)                    220,183
  11,300        Diversa (1)                   101,361
   1,600        Edwards Lifesciences (1)       56,272
   3,100        Fisher Scientific
                   International (1)          180,420
   9,200        Immucor (1)                   186,392
   1,800        Immunicon (1)                  15,444
   6,800        Kinetic Concepts (1)          305,456
   5,500        Lexicon Genetics (1)           33,330
     900        Medicis Pharmaceutical
                   Class A                     32,193
   3,900        Millipore (1)                 205,491
   6,600        Nabi Biopharmaceuticals (1)    76,230
   1,700        Neurochem (1)                  29,546
   3,300        Perrigo                        54,978
   2,800        Renal Care Group (1)           89,208
   1,000        Salix Pharmaceuticals (1)      21,320
   9,300        Seattle Genetics (1)           55,614
  10,500        Senomyx (1)                    64,575
   2,800        Serologicals (1)               54,880
   7,100        Symbion (1)                   121,694
   3,200        United Surgical Partners
                   International (1)          112,768
                                          -----------
                                            2,328,159

================================================================================

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Shares                                       Value $
------                                       -------
                MATERIALS & PROCESSING - 5.2%
   7,400        Airgas                        160,950
   5,300        Albany International Class A  158,576
   2,900        Cytec Industries              135,140
   3,000        Delta and Pine Land            67,350
  12,100        Goldcorp                      139,271
  13,100        Hecla Mining (1)               70,740
   7,800        Olin                          134,784
                                          -----------
                                              866,811
                OTHER ENERGY - 7.0%
  11,100        Denbury Resources (1)         242,535
   7,600        Forest Oil (1)                215,004
   2,700        Houston Exploration (1)       145,800
  16,600        Key Energy Services (1)       167,328
   6,000        St. Mary Land &
                   Exploration                205,860
   5,800        Universal Compression
                   Holdings (1)               190,298
                                          -----------
                                            1,166,825
                PRODUCER DURABLES - 10.1%
   3,800        Actuant Class A (1)           138,548
   7,700        AGCO (1)                      161,084
     500        Bucyrus International (1)      12,000
   3,800        Crown Castle International (1) 53,656
   2,300        Cummins                       159,689
   5,500        DRS Technologies (1)          196,460
   3,700        IDEX                          118,733
   5,100        Itron (1)                      97,359
   3,700        Kennametal                    162,800
   1,700        Levitt Class A (1)             35,275
  10,000        MTC Technologies (1)          250,000
   4,600        Rofin-Sinar Technologies (1)   97,566
  15,200        Ultratech (1)                 189,392
                                          -----------
                                            1,672,562
                TECHNOLOGY - 13.7%
   8,700        Acxiom                        191,400
  13,400        Aeroflex (1)                  148,606
   5,200        AMIS Holdings (1)              76,596
   9,800        Amphenol Class A (1)          308,014
     300        Artisan Components (1)          7,299
   8,700        Ascential Software (1)        106,836
  39,200        E.piphany (1)                 156,800
  27,300        Entrust (1)                    76,167
   8,700        Exar (1)                      117,189


Shares                                       Value $
------                                       -------
                TECHNOLOGY - (CONTINUED)
   1,500        Imation                        49,725
  11,300        Integrated Device
                   Technology (1)             129,159
   5,600        Kanbay International (1)       86,856
   1,700        LeCroy (1)                     26,044
   5,100        Mapinfo (1)                    52,734
  11,000        McAfee (1)                    197,780
  11,600        Methode Electronics           151,148
  14,900        Micrel (1)                    153,023
  17,300        Perot Systems Class A (1)     218,326
   1,900        Technology Investment
                   Capital (1)                 23,085
                                          -----------
                                            2,276,787
                UTILITIES - 3.7%
   5,700        AGL Resources                 168,435
   4,800        Intrado (1)                    50,400
   8,800        PNM Resources                 183,392
   2,900        Southwestern Energy (1)        93,351
   5,500        Westar Energy                 110,935
                                          -----------
                                              606,513
                                          -----------
                TOTAL COMMON STOCK
                (Cost $14,441,108)         14,680,468
                                          -----------

                EXCHANGE TRADED FUNDS  - 5.5%
   6,500        iShares Russell 2000
                   Index Fund (1)             715,000
   1,200        iShares Russell 2000 Value
                   Index Fund (1)             196,920
                                          -----------
                TOTAL EXCHANGE
                TRADED FUNDS
                (Cost $921,957)               911,920
                                          -----------

                REGISTERED INVESTMENT
                COMPANY  - 0.6%
                FINANCIAL SERVICES - 0.6%
   7,800        Apollo Investment (1)         106,314
                                          -----------
                TOTAL REGISTERED
                INVESTMENT COMPANY
                (Cost $117,000)               106,314
                                          -----------


================================================================================

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Shares                                       Value $
------                                       -------

                SHORT-TERM INVESTMENTS  - 5.3%
 327,529        JPMorgan Chase Time
                   Deposit, 0.80%             327,529
 547,398        SEI Daily Income Trust Money
                    Market Fund, 1.19% (2)    547,398
                                          -----------
                TOTAL SHORT-TERM
                INVESTMENT
                (Cost $874,927)               874,927
                                          -----------
                TOTAL INVESTMENTS - 99.8%
                (Cost $16,354,992)*        16,573,629
                                          -----------
                OTHER ASSETS LESS
                LIABILITIES - 0.2%             40,541
                                          -----------
                TOTAL NET ASSETS - 100.0% $16,614,170
                                          ===========

* At July 31, 2004, the tax basis cost of the Fund's investments was $16,623,265, and the unrealized appreciation and depreciation were $902,801 and $(952,437), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of July 31, 2004.
REIT -- Real Estate Investment Trust

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                MUNICIPAL BONDS - 93.4%
                ALABAMA - 0.6%
  250,000       Crenshaw County, Industrial
                   Development Board RB,
                   Sister Schuberts
                   Project, AMT, (LOC:
                   Amsouth Bank of
                   Alabama)  (1)
                   5.600%, 3/01/13                  256,755
                                                -----------
                ARIZONA - 4.3%
   80,000       Pima County GO, ETM
                   6.750%, 11/01/09                  85,931
1,740,000       State Health Facilities
                   Authority RB, Phoenix
                   Baptist Hospital &
                   Medical Center, MBIA,
                   ETM
                   6.250%, 9/01/11                1,824,146
                                                -----------
                                                  1,910,077
                ARKANSAS - 0.6%
  250,000       Pine Bluff, Industrial
                   Development RB,
                   Weyerhaeuser Project
                   5.500%, 11/01/07                 273,223
                                                -----------
                CALIFORNIA - 4.0%
  335,000       California State GO
                   3.625%, 5/01/07                   35,031
   25,000       California State GO, Series
                   BT, AMT
                   5.100%, 12/01/13                  25,315
  720,000       Los Angeles, Multi-Family
                   Housing RB, Colorado
                   Terrace Project, Series
                   H, AMT, GNMA
                  4.350%, 11/20/12                  725,407
  495,000       Manteca, Financing
                   Authority Sewer RB,
                   Series B, MBIA
                   5.000%, 12/01/33                 500,292
   65,000       Sacramento County,
                   Sacramento Main
                   Detention Center COP,
                   MBIA, ETM
                   5.500%, 6/01/10                   71,109

Principal
Amount $                                          Value $
---------                                         -------
                CALIFORNIA - (CONTINUED)
  110,000       San Bernardino County,
                   Transportation Authority
                   RB, Series A, FGIC, ETM
                   6.000%, 3/01/10                  121,550
   30,000       Southern California, Public
                   Power Authority RB
                   7.000%, 7/01/09                   30,609
  245,000       State Public Works Board
                   RB, San Jose Facilities,
                   Series A
                   7.750%, 8/01/06                  257,904
                                                -----------
                                                  1,767,217
                COLORADO - 4.5%
  100,000       Denver City & County COP,
                   Series A, MBIA
                   5.000%, 5/01/11                  106,616
  500,000       Interlocken Metropolitan
                   District GO, Series A,
                   RADIAN
                   5.750%, 12/15/11                 548,605
1,000,000       State Educational &
                   Cultural Facilities
                   Authority RB, Charter
                   School, Peak to Peak,
                   XLCA
                   3.000%, 8/15/09                  993,770
  365,000       State Educational &
                   Cultural Facilities
                   Authority RB, Parker
                   Core Charter School,
                   XLCA
                   3.500%, 11/01/14                 340,428
                                                -----------
                                                  1,989,419
                CONNECTICUT - 2.6%
  150,000       Connecticut State GO,
                   Series A, Pre-Refunded @
                   100  (2)
                   6.500%, 3/15/06                  161,051
   50,000       Greenwich, New Public
                   Housing Authority RB
                   5.250%, 5/01/08                   53,815
  785,000       Stamford, Multi-Family
                   Housing RB, Fairfield
                   Apartments Project, AMT,
                   Mandatory Put (3)
                   4.750%, 12/01/08                 805,983

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                CONNECTICUT - (CONTINUED)
  100,000       State Health & Educational
                   Facilities RB, Danbury
                   Hospital, ETM
                   7.875%, 7/01/09                  113,376
                                                -----------
                                                  1,134,225
                FLORIDA - 5.7%
   50,000       Clearwater, Housing
                   Authority RB, Affordable
                   Housing Acquisition
                   Program, FSA
                   4.950%, 6/01/07                   52,920
1,135,000       Gulf Breeze, Local
                   Government RB, FGIC,
                   Mandatory Put
                   (3) (4)
                   4.000%, 12/01/14               1,112,345
  600,000          4.000%, 12/01/15                 579,252
  115,000       Jacksonville, Electric
                   Authority RB, ETM
                   5.375%, 7/01/12                  123,803
  125,000       Jacksonville, Excise Taxes
                   RB, ETM
                   5.650%, 10/01/05                 130,750
   85,000       Orange County, Tourist
                   Division RB, Orange
                   County Convention,
                   AMBAC, ETM
                   9.250%, 9/01/07                   94,186
   35,000       State GO, ETM
                   5.900%, 7/01/08                   37,495
  355,000       Vero Beach, Electric RB,
                   MBIA, ETM
                   6.500%, 12/01/07                 380,851
                                                -----------
                                                  2,511,602
                GEORGIA - 0.1%
   40,000          Gwinnett County, Water &
                   Sewer RB, MBIA, ETM
                   6.100%, 3/01/08                   44,632
                                                -----------
                IDAHO - 0.6%
  235,000       State Housing & Finance
                   Association RB,
                   Single-Family Mortgage,
                   Series D, Class III,
                   AMT
                   5.400%, 7/01/21                  243,260
                                                -----------

Principal
Amount $                                          Value $
---------                                         -------
                ILLINOIS - 11.5%
  600,000       Chicago GO, Series A, MBIA
                   5.250%, 1/01/08                  636,672
2,000,000       Chicago, Kingsbury
                   Redevelopment Project
                   TAN, Series A
                   6.570%, 2/15/13                2,092,220
  480,000       St. Clair County, School
                   District Authority GO,
                   Series B, FGIC
                   4.875%, 1/01/20                  493,910
  500,000       State Development Finance
                   Authority RB, Provena
                   Health, Series A, MBIA
                   5.250%, 5/15/12                  528,645
1,275,000       State Health Facilities
                   Authority RB, Hospital
                    of Sisters Services,
                   Series A, FSA, Optional
                   Put
                   4.500%, 12/01/07               1,341,109
                                                -----------
                                                  5,092,556
                INDIANA - 7.1%
  250,000       Gary, Sanitation District,
                   Special Taxing District,
                   RADIAN
                   5.000%, 2/01/12                  265,900
  270,000          5.000%, 2/01/13                  285,568
   95,000        Indianapolis, Industrial
                   Utilities District RB,
                   ETM
                   7.000%, 6/01/08                  101,583
  286,756       Maconaquah, School District
                   RB, Energy Management
                   Financing Project
                   5.000%, 1/01/12                  300,681
  301,093          5.000%, 1/01/13                  314,356
  316,148          5.000%, 1/01/14                  327,011
  261,339          4.750%, 1/01/10                  273,368
  273,752          4.750%, 1/01/11                  284,179
  232,329          4.000%, 1/01/07                  238,240
  241,622          4.000%, 1/01/08                  247,046
  251,287          4.000%, 1/01/09                  255,898
  215,000       Wells County, Hospital
                   Authority RB, ETM
                   7.250%, 4/01/09                  234,621
                                                -----------
                                                  3,128,451

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                KANSAS - 0.6%
  250,000       Shawnee, Multi-Family
                   Housing RB, Thomasbrook
                   Apartments, Series A,
                   AMT, FNMA
                   5.250%, 10/01/14                 256,460
                                                -----------
                KENTUCKY - 4.8%
2,000,000       Marshall County, Public
                   Property Corporation RB,
                   Courthouse Facility
                   Project
                   5.250%, 3/01/23                2,106,740
   30,000       State Turnpike Authority
                   RB, ETM
                   6.125%, 7/01/07                   32,069
                                                -----------
                                                  2,138,809
                LOUISIANA - 5.2%
  465,000       Calcasieu Parish, Public
                   Transportation Authority
                   RB, Single-Family
                   Mortgage, Series A, AMT,
                   GNMA, FNMA
                   5.850%, 10/01/32                 483,605
1,690,000       Louisiana Public Facilities
                   Authority RB, Pendleton
                   Memorial Methodist
                   Hospital, Pre-Refunded @
                   101  (2)
                   5.250%, 6/01/08                1,834,765
                                                -----------
                                                  2,318,370
                MARYLAND - 2.3%
1,000,000       State Tax Exempt Municipal
                   Infrastructure
                   Improvement RB, Series
                   2004A, Class A (LOC:
                   Compass Bank)  (6)
                   3.800%, 5/01/08                1,004,460
                                                -----------
                MASSACHUSETTS - 2.6%
  135,000       State Development Finance
                   Agency RB, Curry
                   College, Series A, ACA
                   3.875%, 3/01/15                  131,445
1,000,000       State Health & Educational
                   Facilities Authority RB,
                   Nichols College Issue,
                   Series C
                   6.000%, 10/01/17               1,028,610
                                                -----------
                                                  1,160,055

Principal
Amount $                                          Value $
---------                                         -------
                MINNESOTA - 0.2%
   60,000        Coon Rapids, Hospital RB,
                   Health Central, ETM
                   7.625%, 8/01/08                   65,630
                                                -----------
                MISSOURI - 1.1%
  500,000       State Development Finance
                   Board Infrastructure
                   Facility TA, Triumph
                   Foods Project,
                   Series A
                   5.250%, 3/01/25                  495,630
                                                -----------
                MONTANA - 0.5%
   95,000       State Board Investment RB,
                   Payroll Tax Workers
                   Compensation Project,
                   MBIA, ETM
                   6.875%, 6/01/11                  104,403
  115,000          6.700%, 6/01/06                  124,024
                                                -----------
                                                    228,427
                NEBRASKA - 0.0%
   20,000       Scotts Bluff County,
                   Hospital Authority No. 1
                   RB, Regional West
                   Medical Center
                   6.375%, 12/15/08                  20,267
                                                -----------
                NEW JERSEY - 1.4%
   65,000       Atlantic County,
                   Improvement Authority
                   RB, Series A, AMBAC,
                   ETM
                   7.300%, 3/01/06                   68,599
  150,000       Burlington County, Bridge
                   Commission RB, County
                   Guaranteed Governmental
                   Leasing Program
                   5.250%, 8/15/15                  161,607
  170,000       Health Care Facilities RB,
                   Community Memorial
                   Hospital Toms River,
                   ETM
                   6.750%, 7/01/09                  188,105
   95,000       Health Care Facilities RB,
                   Mercer Medical Center,
                   ETM
                   7.000%, 7/01/08                  104,007

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                NEW JERSEY - (CONTINUED)
  100,000       Roxbury Township GO, FSA
                   4.600%, 8/01/04                  100,010
                                                -----------
                                                    622,328
                NEW MEXICO - 0.5%
  135,000       State Mortgage Finance
                   Authority RB,
                   Single-Family Mortgage,
                   Series B-2, AMT, GNMA,
                   FNMA, FHLMC
                   5.550%, 1/01/30                  136,858
   60,000       State Severance Tax RB
                   5.000%, 7/01/10                   63,900
                                                -----------
                                                    200,758
                NEW YORK - 1.3%
  150,000       Hempstead Town, Industrial
                   Development Agency RB,
                   Adelphi University Civic
                   Facilities
                   5.250%, 2/01/13                  156,238
   35,000       State Dormitory Authority
                   RB, Rochester General
                   Hospital, ETM
                   8.000%, 7/01/07                   36,936
   10,000       State Urban Development
                   Corporate RB, Capital
                   Appreciation, State
                   Office  (5)
                   0.000%, 1/01/05                    9,931
  300,000       State Urban Development
                   Corporate RB, Community
                   Enhancement Facilities,
                   AMBAC
                   5.125%, 4/01/12                  325,137
   58,000       Suffolk County, Water
                   Authority RB,
                   Waterworks, Series V,
                   ETM
                   7.000%, 6/01/06                   61,742
                                                -----------
                                                    589,984

Principal
Amount $                                          Value $
---------                                         -------
                NORTH CAROLINA - 0.8%
  365,000       Mecklenburg County,
                   Multi-Family Housing RB,
                   Little Rock Apartments,
                   AMT, FNMA
                   3.500%, 1/01/12                  354,517
                                                -----------
                OHIO - 0.1%
   50,000       State Building Authority
                   RB, State Facilities,
                   Admin Building Fund
                   Projects, Series A
                   5.250%, 10/01/10                  54,498
                                                -----------
                OKLAHOMA - 0.2%
   80,000       Tulsa County, Home Finance
                   Authority RB,
                   Single-Family Mortgage,
                   FGIC, ETM
                   6.900%, 8/01/10                   91,290
                                                -----------
                PENNSYLVANIA - 10.9%
   10,000       Berks County GO, Second
                   Series, MBIA
                   3.300%, 11/15/09                  10,038
  100,000       Dauphin County, General
                   Authority RB, AMBAC,
                   Mandatory Put  (3)
                   4.550%, 6/02/08                  104,973
   80,000       Dauphin County, General
                   Authority RB,
                   Hapsco-Western
                   Pennsylvania Hospital
                   Project, Series A-1,
                   MBIA, ETM
                   5.500%, 7/01/13                   85,666
  115,000       Erie, Higher Education
                   Building Authority RB,
                   Gannon University
                   Project, AMBAC, ETM
                   7.375%, 6/01/08                  126,847
  935,000       North Penn, School District
                   Authority RB,
                   Pre-Refunded @ 100  (2)
                   6.200%, 9/01/06                  998,393
1,160,000       Philadelphia, Hospital
                   Authority RB, Graduate
                   Hospital Authority, ETM
                   7.000%, 7/01/10                1,302,796

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                PENNSYLVANIA - (CONTINUED)
1,325,000       Philadelphia, Multi-Family
                   Housing Redevelopment
                   Authority RB, Pavilion
                   Apartments Project,
                   Series A, AMT, Hud
                   Section 236
                   4.250%, 10/01/16               1,289,305
   25,000       Pittsburgh GO, Series C,
                   ETM
                   7.000%, 3/01/07                   27,291
  755,000       State Higher Educational
                   Facilities Authority RB,
                   Allegheny Delaware
                   Valley Obligation,
                   Series A, MBIA
                   5.700%, 11/15/11                 825,593
   50,000       State Higher Educational
                   Facilities Authority RB,
                   Tenth Series, ETM
                   6.900%, 7/01/07                   53,840
                                                -----------
                                                  4,824,742
                RHODE ISLAND - 4.5%
  385,000       Woonsocket, Housing
                   Authority RB, Capital
                   Funds Housing Project
                   4.500%, 9/01/10                  407,226
  400,000          4.500%, 9/01/11                  421,380
  420,000          4.500%, 9/01/12                  439,396
  435,000          4.500%, 9/01/13                  450,951
  250,000          4.500%, 9/01/16                  252,550
                                                -----------
                                                  1,971,503
                SOUTH DAKOTA - 1.2%
  500,000       State Health & Educational
                   Facility Authority RB,
                   Rapid City Regional
                   Hospital, MBIA
                   5.250%, 9/01/14                  536,405
                                                -----------
                TENNESSEE - 1.6%
  500,000       Nashville & Davidson
                   Counties, Metropolitan
                   Government Health &
                   Educational Facilities
                   Board RB, RADIAN
                   5.100%, 8/01/16                  515,870

Principal
Amount $                                          Value $
---------                                         -------
                TENNESSEE - (CONTINUED)
  155,000       Wilson County, Health &
                   Educational Facilities
                   Board RB, University
                   Medical   Center, ETM
                   8.375%, 8/01/08                  171,619
                                                -----------
                                                    687,489
                TEXAS - 4.5%
   80,000       Denison, Hospital Authority
                   RB, Texoma Medical
                   Center, ETM
                  7.125%, 7/01/08                    88,114
   45,000       Fort Bend County, Municipal
                   Utility District No. 23
                   GO, FGIC
                   6.500%, 9/01/08                   51,018
   65,000          6.500%, 9/01/09                   74,772
   70,000          6.500%, 9/01/10                   81,473
   45,000          6.500%, 9/01/11                   52,768
   95,000          5.000%, 9/01/16                   99,564
  250,000       Greater Greenspoint,
                   Redevelopment Authority
                   RB, Tax Increment
                   Contract, RADIAN
                   5.250%, 9/01/10                  270,087
   95,000       Harris County, Health
                   Facilities Development
                   RB, St. Lukes Episcopal
                   Hospital Project, ETM
                   6.625%, 2/15/12                   95,441
  155,000       Houston, Airport System RB,
                   ETM
                   7.600%, 7/01/10                  179,523
   40,000       Houston, Sewer System RB,
                   FGIC, ETM
                   6.375%, 10/01/08                  43,455
  310,000       North Texas, Hospital
                   Authority RB, Bethania
                   Hospital, ETM
                   7.200%, 2/01/09                  343,991
   50,000       Sendero, Public Facilities
                   RB, Crown Meadows
                   Project, Series A,
                   FHLMC
                   4.250%, 6/01/13                   50,782

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Principal
Amount $                                          Value $
---------                                         -------
                TEXAS - (CONTINUED)
  500,000       State Public Finance
                   Authority GO
                   5.250%, 10/01/09                 539,515
                                                -----------
                                                  1,970,503
                WASHINGTON - 1.4%
  631,522       Nooksack, Indian Tribe RB
                   5.500%, 2/23/11                  620,262
                                                -----------
                WEST VIRGINIA - 0.2%
  100,000       State Economic Development
                   Authority, Industrial
                   Development RB, Central
                    Supply Project, AMT
                   (LOC:  BB&T)
                   5.500%, 5/15/10                  103,649
                                                -----------
                WISCONSIN - 5.9%
1,365,000       Oshkosh, Industrial
                   Development Authority
                   RB, Don Evans Project,
                   AMT, Mandatory Put (LOC:
                   Marshall & Ilsley)  (3)
                   5.500%, 12/01/11               1,428,800
   50,000       State Health & Educational
                   Facilities RB, ACA
                   6.000%, 5/15/16                   51,738
1,000,000       State Health & Educational
                   Facilities RB, Aurora
                   Health Care, MBIA
                   5.000%, 8/15/10                1,072,870
   10,000       State Transportation RB,
                   Series A
                   5.500%, 7/01/11                   11,206
   60,000       Winnebago County,
                   Promissary Notes GO
                   4.375%, 4/01/12                   62,083
                                                -----------
                                                  2,626,697
                                                -----------
                TOTAL MUNICIPAL BONDS
                (Cost $41,643,109)               41,294,150
                                                -----------

                CORPORATE OBLIGATIONS  - 3.2%
1,200,000       IIS/Syska Holdings Energy (6)
                   3.900%, 8/15/08                1,170,000

Principal
Amount $                                          Value $
---------                                         -------
  250,000       Kidspeace National Centers
                   of Georgia, USDA  (1) (4)
                   4.500%, 12/01/28                 254,005
                                                -----------
                TOTAL CORPORATE OBLIGATIONS
                (Cost $1,447,072)                 1,424,005
                                                -----------
                TOTAL INVESTMENTS - 96.6%
                (Cost $43,090,181)*              42,718,155
                                                -----------
                OTHER ASSETS LESS
                LIABILITIES - 3.4%                1,490,913
                                                -----------
                TOTAL NET ASSETS - 100.0%       $44,209,068
                                                ===========

* At July 31, 2004, the tax basis cost of the Fund's investments was $43,090,181, and the unrealized appreciation and depreciation were $144,053 and $(516,079), respectively.
(1) Private Placement Security
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(4) Variable Rate Security -- Rate disclosed is as of July
    31, 2004.
(5) Zero Coupon Security
(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT -- Income from security may be subject to alternative minimum tax. COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LOC -- Letter of Credit
RB -- Revenue Bond
TA -- Tax Allocation
TAN -- Tax Anticipation Note

================================================================================

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  MUNICIPAL BONDS - 89.1%

                  ALABAMA - 1.5%
    975,000       Huntsville, Healthcare
                    Authority RB, Series B,
                    MBIA, Mandatory Put  (1)
                    4.650%, 6/01/05                997,327
                                              ------------
                  ARIZONA - 1.5%
     30,000       Maricopa County, Hospital
                    RB, Intermediate
                    Community-Sun City, ETM
                    8.625%, 1/01/10                 34,805
     69,000       Maricopa County, Hospital
                    RB, St. Lukes Hospital
                    Medical Center Project,
                    ETM
                    8.750%, 2/01/10                 80,218
    600,000       Show Low, Industrial
                    Development Authority,
                    Navapache Regional
                    Medical Center RB,
                    Series A, ACA
                    5.125%, 12/01/04               606,240
     50,000       University Medical Center
                    RB
                    5.000%, 7/01/05                256,195
                                               -----------
                                                   977,458
                  ARKANSAS - 0.5%
    320,000       Fort Smith, Sales & Use Tax
                    RB, Series A
                    4.125%, 12/01/12               329,258
                                               -----------
                  CALIFORNIA - 5.1%
    750,000       Cabazon Band Mission
                    Indians RB  (7)
                    11.950%, 7/14/06               798,750
  2,000,000       Central Union School
                    District COP, Financing
                    Project, AMBAC,
                    Mandatory Put  (1)
                    2.000%, 2/01/06              2,000,900
     15,000       Montclair, Redevelopment
                    Agency TA, Revelopment
                    Project No. IV, RADIAN
                    2.000%, 10/01/05               115,131


  Principal
   Amount $                                     Value $
  ---------                                     -------
                  CALIFORNIA - (CONTINUED)
    490,000       Placer County, Water Agency
                    RB, Middle Fork Project
                    3.750%, 7/01/12                489,990
                                               -----------
                                                 3,404,771
                  COLORADO - 3.8%
    110,000       Denver City & County
                    Multi-Family Housing RB,
                    Buerger Brothers
                    Project, Series A, AMT,
                    FHA
                    5.100%, 11/01/07               114,630
    120,000       El Paso County, Academy
                    Water & Sanitation
                    District GO
                    3.650%, 11/15/07               121,220
    115,000         3.250%, 11/15/06               115,718
    500,000       Englewood, Multi-Family
                    Housing RB, Mark
                    Apartments, Series B
                    6.000%, 12/15/18               501,360
    350,000       Interlocken Metropolitan
                    District GO, Capital
                    Appreciation Project,
                    Series A, ETM, RADIAN (6)
                    0.000%, 12/15/05               341,022
    680,000       State Health Facilities
                    Authority RB, Longmont
                    United Hospital Project,
                    ACA
                    2.150%, 12/01/05               676,573
    250,000         2.000%, 12/01/04               249,883
    390,000       State Housing & Finance
                    Authority RB,
                    Single-Family Program
                    Series C-2, AMT
                    8.400%, 10/01/21               399,169
                                               -----------
                                                 2,519,575
                  CONNECTICUT - 1.3%
    750,000       Stamford, Multi-Family
                    Housing RB, Fairfield
                    Apartments Project, AMT,
                    Mandatory  Put  (1)
                    4.750%, 12/01/08               770,048



================================================================================
                                       1

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  CONNECTICUT - (CONTINUED)
     85,000       State Health & Educational
                    Facilities RB, Hospital
                    of Saint Raphael, Series
                    I, AMBAC
                    5.000%, 7/01/05                 86,093
                                               -----------
                                                   856,141
                  DELAWARE - 3.9%
  1,160,000       State Economic Development
                    Authority RB, Water
                    Development, Wilmington
                    Suburban, Series B
                    6.450%, 12/01/07             1,286,243
                  State Health Facilities
                    Authority RB, Beebe
                    Medical Center Project,
                    Series A
    255,000         5.000%, 6/01/05                260,523
    560,000         5.000%, 6/01/06                581,879
    455,000         5.000%, 6/01/07                476,135
                                               -----------
                                                 2,604,780
                  DISTRICT OF COLUMBIA - 0.5%
    350,000       Housing Finance Agency RB,
                    1330 7th Street
                    Apartments, Series A,
                    AMT, FHA
                    3.000%, 12/01/09               342,625
                                                -----------
                  FLORIDA - 5.1%
  1,700,000       Alachua County Health
                    Facilities RB, Shands
                    Teaching Hospital,
                    Series A, MBIA
                    5.200%, 12/01/07             1,823,964
     65,000       Broward County, Water & Sewer
                    Utilities Systems RB,
                    Pre-Refunded @ 100 (2)
                    6.875%, 9/01/06                 69,454
     15,000       Dunedin, Health Facilities
                    Authority RB, Mease
                    Hospital, ETM  (1)
                    7.600%, 10/01/08                16,530
    110,000       Escambia County, Health
                    Facilities Authority RB,
                    Health Facilities,
                    Baptist Hospital &
                    Baptist Manor
                    5.000%, 10/01/05               112,774


  Principal
   Amount $                                     Value $
  ---------                                     -------
                  FLORIDA - (CONTINUED)
    205,000       Gainsville, Utilities
                    Systems RB, ETM
                    8.000%, 10/01/05               212,874
    575,000       Jacksonville, Educational
                    Facilities RB, Edward
                    Water College Project,
                    Mandatory Put (LOC:
                    Wachovia Bank)  (1)
                    3.600%, 10/01/06               581,544
     10,000       Jacksonville, Electric
                    Authority RB, Third
                    Installment, ETM
                    6.800%, 7/01/12                 11,376
    500,000       State Board of Education
                    Capital Outlay GO
                    8.400%, 6/01/07                555,585
      5,000       State GO, ETM
                    5.900%, 7/01/08                  5,356
                                               -----------
                                                 3,389,457
                  GEORGIA - 1.2%
    200,000       Columbus, Water & Sewer RB,
                    ETM
                    8.000%, 5/01/06                220,804
    600,000       DeKalb County, School
                    District GO, ETM
                    5.200%, 7/01/05                612,150
                                               -----------
                                                   832,954
                  ILLINOIS - 8.2%
    360,000       Bedford Park, Tax Increment
                    TA, 71st & Cicero
                    Project
                    7.000%, 1/01/06                367,254
    140,000       Chicago, Single-Family
                    Mortgage RB, Series B,
                    AMT, GNMA, FNMA, FHLMC
                    6.950%, 9/01/28                140,476
     65,000       Chicago, Transportation
                    Authority RB, Capital
                    Grant, Series A, AMBAC
                    4.250%, 6/01/08                 67,019



================================================================================
                                       2

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  ILLINOIS - (CONTINUED)
  1,000,000       Cook County, High School
                    District #201 GO,
                    Sterling Morton Township
                    Capital Appreciation,
                    AMBAC  (6)
                    0.000%, 12/01/06               940,810
     30,000       Dupage County, Water &
                    Sewer RB, ETM, MBIA
                    10.500%, 1/01/07                33,500
  2,500,000       Oak Park, Industrial
                    Development RB, Oak Park
                    Il, Prairie Court,
                    Mandatory Put  (1)
                    5.500%, 12/01/06             2,646,675
    195,000       Pekin, Single-Family
                    Mortgage RB, ETM
                    7.400%, 12/01/08               216,838
    110,000       Peoria, New Public Housing RB
                    4.875%, 10/01/06               116,222
    875,000       State Health Facilities
                    Authority RB, Hinsdale,
                    Series A, ETM, AMBAC
                    7.000%, 11/15/19               952,901
                                               -----------
                                                 5,481,695
                  INDIANA - 1.5%
     50,000         Fort Wayne, Sewer Works
                    Improvement RB, BIG
                    9.625%, 8/01/05                 52,801
    200,000       Howard County, Jail &
                    Juvenile Detention
                    Center RB, AMBAC
                    6.250%, 7/15/05                208,770
    100,000       Lawrence, Multi-Family
                    Housing RB, Pinnacle
                    Apartments Project, AMT,
                    FNMA, Mandatory Put  (1)
                    5.150%, 1/01/08                103,897
    150,000       State Health Facilities
                    Financing Authority,
                    Hospital RB, Sisters of
                    St. Francis Health,
                    Series A, MBIA
                    5.000%, 11/01/09               160,363



   Principal
   Amount $                                     Value $
  ---------                                     -------
                  INDIANA - (CONTINUED)
    480,000       State Housing Finance
                    Authority RB,
                    Single-Family Mortgage,
                    Series A-3, AMT, GNMA,
                    FNMA
                    5.375%, 1/01/23                489,456
                                               -----------
                                                 1,015,287
                  IOWA - 0.5%
    240,000       Polk County, Hospital
                    Facility RB, ETM
                    7.750%, 7/01/06                257,743
    100,000       Sioux City, Hospital RB,
                    St. Lukes Medical Center
                    Project, ETM
                    6.375%, 9/01/06                104,568
                                               -----------
                                                   362,311
                  KANSAS - 4.7%
  2,995,000       Sedgwick & Shawnee
                    Counties, Single-Family
                    Mortgage RB, Series A,
                    AMT, GNMA, FNMA (9)
                    3.250%, 6/01/27              3,157,449
                                               -----------
                  KENTUCKY - 0.6%
    250,000       Anderson County, School
                    District Finance RB,
                    School Building, Series A
                    5.650%, 8/01/06                259,532
     80,000       State Turnpike Authority
                    RB,  ETM  (3)
                    6.625%, 7/01/08                 87,252
     50,000       State Turnpike Authority
                    Toll Road RB, ETM
                    6.125%, 7/01/08                 53,801
                                               -----------
                                                   400,585
                  LOUISIANA - 0.8%
    290,000       Calcasieu Parish, Public
                    Transportation Authority
                    RB, Single-Family
                    Mortgage, Series A, AMT,
                    GNMA, FNMA
                    5.850%, 10/01/32               301,603
     90,000       Jefferson Parish, Hospital
                    Service District No. 1
                    RB, ETM
                    7.250%, 1/01/09                 99,436


================================================================================
                                       3

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  LOUISIANA - (CONTINUED)
     85,000       Monroe-West Monroe,
                    Single-Family Mortgage
                    RB, ETM
                    7.200%, 8/01/10                 95,089
     55,000       State Public Facilities
                    Authority Hospital RB,
                    Pendleton Memorial
                    Methodist Hospital, ETM
                    5.000%, 6/01/08                 58,730
                                               -----------
                                                   554,858
                  MASSACHUSETTS - 1.9%
  1,200,000       State Health & Educational
                    Facilities Authority RB,
                    Daughters of
                    Charity-Carney, Series
                    D, Pre-Refunded @ 100
                    (2)
                    6.100%, 7/01/06              1,254,780
                                               -----------
                  MICHIGAN - 1.6%
    700,000       Detroit/Wayne County,
                    Stadium Authority RB,
                    FGIC
                    5.250%, 2/01/09                757,841
    285,000       Kalamazoo, Hospital Finance
                    Authority RB, Bronson
                    Methodist, Series A,
                    Pre-Refunded @ 100  (2)
                    6.375%, 5/15/05                295,807
                                               -----------
                                                 1,053,648
                  MINNESOTA - 0.0%
     30,000         Columbia Heights, Capital
                    Appreciation GO  (6)
                    0.000%, 9/01/08                 23,450
                                               -----------
                  MISSISSIPPI - 8.1%
  1,235,000       Mississippi Business
                    Finance RB, TT&W Farm
                    Products Project, AMT,
                    (LOC: National Bank)
                    6.900%, 7/01/10              1,289,340
    130,000       Mississippi Development
                    Bank RB, Special
                    Obligation, Oktibbeha
                    County Hospital Revenue
                    Project
                    5.550%, 7/01/05                134,036



  Principal
   Amount $                                     Value $
  ---------                                     -------

                  MISSISSIPPI - (CONTINUED)
    260,000       Mississippi Development Bank RB,
                    Special Obligation, Three
                    Rivers Solid Waste Project
                    4.650%, 7/01/06                270,210
  3,775,000       Mississippi Home Corporation
                    RB, Single-Family Mortgage,
                    Series A, AMT, FNMA, GNMA,
                    USDA
                    3.150%, 6/01/20              3,706,522
                                               -----------
                                                 5,400,108
                  MISSOURI - 2.4%
  1,490,000       Boone County, Industrial
                    Development Authority
                    RB, Otscon Project, AMT,
                    Mandatory Put (LOC:
                    Boone County National
                    Bank)
                      5.125%, 5/01/05            1,499,238
    100,000       St. Charles County,Industrial
                    Development Authority RB,
                    Garden View Care Center
                    Project, AMT, (LOC: U.S.
                    Bank NA)
                    5.400%, 11/15/16               103,091
                                               -----------
                                                 1,602,329
                  NEBRASKA - 0.5%
    100,000       Madison County, Hospital
                    Authority RB, Faith
                    Regional Healthcare Services
                    Project, RADIAN
                    4.850%, 7/01/09                106,077
    205,000       State Investment Finance
                    Authority RB, Multi-Family
                    Housing, Wycliffe West,
                    Series A, FNMA, Mandatory
                    Put  (1)
                    5.500%, 12/01/05               209,635
                                               -----------
                                                   315,712
                  NEVADA - 1.6%
    530,000       Carson City, Hospital RB,
                    Tahoe Hospital Project,
                    Series A, RADIAN
                    2.300%, 9/01/07                518,753



================================================================================
                                       4

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  NEVADA - (CONTINUED)
                    Henderson, Local Improvement
                    Districts SA, Lake Las Vegas,
                    Sub-Series B-2
    350,000         3.900%, 8/01/07                351,852
    100,000         3.000%, 8/01/05                100,620
    100,000       Las Vegas, Downtown
                    Redevelopment Agency RB,
                    Series A, BIG, ETM
                    7.100%, 6/01/06                106,550
                                               -----------
                                                 1,077,775
                  NEW HAMPSHIRE - 0.1%
     90,000       State Business Finance
                    Authority RB, Pollution
                    Control, AMT, Mandatory
                    Put  (1)
                    2.050%, 2/01/05                 89,934
                                               -----------
                  NEW JERSEY - 0.2%
     30,000       Hudson County GO
                    5.125%, 8/01/08                 31,699
    100,000       Passaic County, Utilities
                    Authority RB, Solid
                    Waste Systems Project
                    4.200%, 3/01/06                102,916
                                               -----------
                                                   134,615
                  NEW MEXICO - 0.0%
     25,000       Albuqerque, Municipal School
                    District No. 12 GO,
                    Pre-Refunded @ 100 (2)
                    4.800%, 8/01/05                 25,801
                                               -----------
                  NEW YORK - 0.5%
     50,000       New York City GO, Series B,
                    FGIC, ETM
                    7.250%, 10/01/04                50,493
    145,000       New York City, Housing
                    Development Corporation RB,
                    Multi-Family Housing, Series
                    E-1, AMT
                    2.750%, 11/01/07               144,768
    100,000       New York City, New Public
                    Housing Authority RB
                    3.875%, 1/01/06                102,341


  Principal
   Amount $                                     Value $
  ---------                                     -------
                  NEW YORK - (CONTINUED)
     25,000       State Housing Finance Agency
                    RB,University Construction,
                    Series A, ETM
                    7.900%, 11/01/06                26,753
                                               -----------
                                                   324,355
                  NORTH CAROLINA - 0.2%
    120,000       State Medical Care
                    Community Hospital RB,
                    Memorial Mission
                    Hospital Project, ETM
                    7.625%, 10/01/08               133,054
                                               -----------
                  NORTH DAKOTA - 0.5%
    360,000       State Housing Finance
                    Agency RB, Home Mortgage
                    Program, Series A, AMT
                    5.200%, 7/01/19                370,091
                                               -----------
                  OHIO - 5.2%
    105,000       Cuyahoga County, Deaconess
                    Hospital Project RB, ETM
                    6.750%, 11/01/09               115,303
     55,000       Franklin County, First
                    Mortgage RB, OCLC
                    Project, ETM
                    7.500%, 6/01/09                 61,105
  2,930,000       Franklin County, Hospital
                    RB, Holy Cross Health
                    System, MBIA
                    5.200%, 6/01/05              2,975,620
    180,000       State Building Authority
                    RB, State Correctional
                    Facility, Series C
                    9.750%, 10/01/05               189,709
    150,000       State Economic Development
                    RB, Enterprise-Plastics
                    Project, Series 1, AMT
                    1.850%, 6/01/05                150,096
                                               -----------
                                                 3,491,833
                  OKLAHOMA - 0.1%
     45,000         Oklahoma City, New Public
                    Housing Authority RB
                    5.125%, 12/01/05                47,039
                                               -----------



================================================================================
                                       5

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  PENNSYLVANIA - 8.4%
     10,000       Berks County GO, Second
                    Series, MBIA
                    3.100%, 11/15/08                10,058
                  Berks County, Solid Waste
                    Authority RB, FSA  (4)
    385,000         2.750%, 4/01/06                389,647
    730,000         2.750%, 4/01/07                737,307
    545,000         2.375%, 4/01/08                538,280
     65,000       Carbon County, Hospital
                    Authority RB, Gnaden
                    Huetten Memorial
                    Hospital Project,
                    AMBAC,  Pre-Refunded @
                    100  (2)
                    10.000%, 7/01/05                69,449
    240,000       Lakeland, School District
                    GO, ETM
                    8.875%, 8/15/10                284,213
    275,000       Leesport, Borough Authority
                    Sewer RB, Pre-Refunded @
                    100  (2)
                    5.250%, 11/15/06               286,916
    195,000       New Brighton, Area School
                    Authority RB, ETM, MBIA,
                    Pre-Refunded @ 100  (2)
                    5.900%, 11/15/04               200,583
  2,000,000       Philadelphia, Authority for
                    Industrial Development
                    RB, PGH Development
                    Corporation
                    5.500%, 7/01/10              2,064,800
    135,000       Philadelphia, Hospitals
                    Authority RB, Thomas
                    Jefferson University
                    Hospital, ETM
                    7.000%, 7/01/08                148,118
    350,000       Pittsburgh GO, Series B,
                    FGIC
                    5.000%, 3/01/08                361,651
    500,000       State Higher Educational
                    Facilities Authority RB,
                    University of
                    Pennsylvania Health
                    Services, Series A
                    5.700%, 1/01/11                519,070
                                               -----------
                                                 5,610,092

  Principal
   Amount $                                     Value $
  ---------                                     -------
                  RHODE ISLAND - 3.9%
  2,035,000       State Housing & Mortgage
                    Financing RB, Rental
                    Housing Project, Series
                    A, Hud Section 8
                    5.650%, 10/01/07             2,058,423
     80,000       State Turnpike & Bridge
                    Authority RB, Series A,
                    ETM
                    4.500%, 2/01/06                 81,889
    500,000       Warwick GO, Series A, MBIA
                    6.600%, 11/15/06               507,125
                                               -----------
                                                 2,647,437
                  SOUTH DAKOTA - 0.2%
    125,000       State Lease Revenue Trust
                    COP, Series B, FSA
                    6.500%, 9/01/08                135,218
                                               -----------
                  TENNESSEE - 0.7%
    455,000       State Housing Development
                    Agency RB, Homeownership
                    Program, Series 1D
                    4.700%, 7/01/15                460,897
                                               -----------
                  TEXAS - 0.5%
    560,000       Harris County, Municipal
                    Utility District No. 203
                    GO, Waterworks & Sewer
                    System, MBIA,
                    Pre-Refunded @ 47.889
                    (2) (6)
                    0.000%, 9/01/05                263,110
    100,000       San Antonio, Electric & Gas
                    RB, Series 2000
                    5.800%, 2/01/06                104,078
                                               -----------
                                                   367,188
                  UTAH - 0.5%
    300,000       State Building Ownership
                    Authority RB, State
                    Facilities Master Lease
                    Program, Series A
                    5.600%, 5/15/05                303,567
                                               -----------




================================================================================
                                       6

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  VIRGINIA - 1.6%
    710,000       Fauquier County, Industrial
                    Development Authority
                    RB, RADIAN
                    5.000%, 10/01/05               736,156
    110,000       Petersburg GO, FGIC
                    4.950%, 3/01/07                111,416
    250,000       Rivanna, Water & Sewer
                    Authority RB, Regional
                    Water & Sewer Treatment
                    System
                    4.600%, 10/01/05               254,333
                                               -----------
                                                 1,101,905
                  WASHINGTON - 0.3%
    205,000       King County GO, Series B
                    4.500%, 1/01/13                205,100
                                               -----------
                  WEST VIRGINIA - 0.1%
     85,000         Cabell, Putnam, & Wayne
                    Counties, Single-Family
                    Residential Mortgage RB,
                    ETM, FGIC
                    7.375%, 4/01/10                 95,143
                                               -----------
                  WISCONSIN - 8.9%
  3,405,000       Central Brown County, Water
                    Authority BAN
                    1.500%, 8/01/05              3,393,219
    900,000       Oshkosh, Industrial
                    Development Authority
                    RB, Don Evans Project,
                    AMT, Mandatory Put (LOC:
                    Marshall & Ilslay)  (1)
                    5.500%, 12/01/11               942,066
  1,500,000       State Health & Educational
                    Facilities RB, Aurora
                    Health Care, MBIA
                    5.000%, 8/15/09              1,601,430
                                               -----------
                                                 5,936,715

                  PUERTO RICO - 0.4%
    255,000       Puerto Rico Commonwealth,
                    Aqueduct & Sewer Authority
                    RB, ETM
                    5.900%, 7/01/06                266,740
                                               -----------



  Principal
   Amount $                                     Value $
  ---------                                     -------
                  TOTAL MUNICIPAL BONDS
                  (Cost $60,155,661)            59,701,057
                                               -----------

                  CORPORATE OBLIGATIONS  - 4.5%
  2,814,000       IIS/Syska Holdings Energy (5)
                    3.900%, 8/15/08              2,743,650
    250,000       Kidspeace National Centers of
                    Georgia, USDA  (3) (7)
                    4.500%, 12/01/28               254,005
                                               -----------
                  TOTAL CORPORATE OBLIGATIONS
                  (Cost $3,057,134)              2,997,655
                                               -----------

                  SHORT-TERM INVESTMENTS  - 8.7%
  3,268,879       BlackRock Institutional Muni
                    Fund Portfolio, 0.89%        3,268,879
  2,587,144       SEI Tax Exempt Trust,
                    Institutional Tax Free
                    Portfolio, 0.82% (8)         2,587,144
                                               -----------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost $5,856,023)              5,856,023
                                               -----------
                  TOTAL INVESTMENTS - 102.3%
                  (Cost $69,068,818)*           68,554,735
                                               -----------
                  OTHER ASSETS LESS
                  LIABILITIES - (2.3)%          (1,563,029)
                                               -----------
                  TOTAL NET ASSETS - 100.0%    $66,991,706
                                               ===========

* At July 31, 2004, the tax basis cost of the Fund's investments was $69,068,818, and the unrealized appreciation and depreciation were $55,214 and $(569,297), respectively.
(1) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.



================================================================================
                                       7

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Variable Rate Security -- Rate disclosed is as of July 31, 2004.
(4) Security purchased on a when-issued basis.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6) Zero Coupon Security
(7) Private Placement Security
(8) Rate shown is 7-day yield as of July 31, 2004.
(9) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2004.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation

Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust

                                           /s/ Mark A. Hemenetz
By (Signature and Title)*                  -------------------------------------
                                           Mark A. Hemenetz, Principal Executive
                                           Officer

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           /s/ Mark A. Hemenetz
By (Signature and Title)*                  -------------------------------------
                                           Mark A. Hemenetz, Principal Executive
                                           Officer

Date 09/20/04

                                           /s/ Alan M. Mandel
By (Signature and Title)*                  -------------------------------------
                                           Alan M. Mandel, Treasurer and Chief
                                           Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.